Organization (Details)		5 Months Ended	7 Months Ended	1 Months Ended	2 Months Ended		5 Months Ended	7 Months Ended		10 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	May 21, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Oct. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Sep. 30, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Jul. 31, 2010 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	Oct. 30, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Chesapeake Capital Corporation [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Aspect Capital Limited [Member]	May 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]	Dec. 31, 2011 Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Winton Capital Management Limited [Member]
Schedule of Trading Advisors [Line Items]
Management fee, monthly basis (in hundredths)							0.1667%	0.0833%		0.1667%	0.1667%	0.125%	0.125%	0.1667%	0.125%	0.125%	0.1667%
Management fee, annual basis (in hundredths)				1.50%	2.00%	1.00%	2.00%	1.00%	2.00%	2.00%	2.00%	1.50%	1.50%	2.00%	1.50%	1.50%	2.00%
Leverage Applied to Assets (in hundredths)		75.00%	50.00%
Change in leverage applied to assets (in hundredths)			(33.33%)
Required interest in the equity of each Partnership (in hundredths)	1.00%